UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27802
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy, Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end:  September 30

Date of reporting period: March 31, 2022

Item 1. REPORT TO STOCKHOLDERS.

(a)

Semi-Annual Report 2022
For the fiscal period from October 1, 2021 through March 31, 2022
(Unaudited)

Trajan Wealth Income Opportunities ETF

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trajan Wealth Income Opportunities ETF (the “ETF”).  The ETF’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The ETF’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Trajan Wealth Income Opportunities ETF (the “ETF”) and of the market in general and statements of the ETF’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the ETF carefully before investing.  The prospectus contains this and other information about the ETF.  A copy of the prospectus is available at www.etfpages.com/TWIO or by calling The Nottingham Company at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on Trajan Wealth Income Opportunities ETF:

See Our Web site @ trajanwealthetf.com
or
Call Our Administrative Services Group at 800-773-3863.

Trajan Wealth Income Opportunities ETF

Schedule of Investments
(Unaudited)

As of March 31, 2022
			Shares	Value (Note 1)

COMMON STOCKS - 29.19%
Consumer Discretionary - 1.89%
Hanesbrands, Inc.			31,193	$464,464

Consumer Staples - 3.87%
Bunge Ltd.			3,948	437,478
Flowers Foods, Inc.			20,062	515,794
				953,272
Energy - 3.99%
The Williams Cos., Inc.			14,529	485,414
Valero Energy Corp.			4,887	496,226
				981,640
Financials - 3.96%
American International Co.			8,008	502,662
Truist Financial Corp.			8,252	467,888
				970,550
Health Care - 1.94%
Bristol-Myers Squibb Co.			6,527	476,667

Industrials - 1.85%
Atlas Corp.			31,070	456,108

Information Technology - 1.66%
Seagate Technology Holdings PLC			4,542	408,326

Materials - 1.95%
Sonoco Products Co.			7,669	479,773

Real Estate - 4.23%
Medical Properties Trust, Inc.			24,918	526,767
Realty Income Corp.			7,423	514,414
				1,041,181
Utilities - 3.86%
Black Hills Corp.			6,300	485,226
OGE Energy Corp.			11,385	464,280
				949,506

Total Common Stocks (Cost $6,432,149)				7,181,487

CORPORATE BONDS - 25.33%		Maturity
Communication Services - 2.86%	Interest Rate	Date	Par
T Mobile USA, Inc.	3.600%	11/15/2060	$ 824,800	703,269

				(Continued)

Trajan Wealth Income Opportunities ETF

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2022
				Value (Note 1)

CORPORATE BONDS - Continued		Date
Energy - 6.11%	Interest Rate	Date	Par
Buckeye Partners LP	5.850%	11/15/2043	$ 934,000	$785,727
Motiva Enterprises LLC	6.850%	1/15/2040	650,000	718,250
				1,503,977

Health Care - 2.64%
Cleveland Clinic Foundation	4.858%	1/1/2114	569,200	649,453

Industrials - 3.90%
US Airways PT Trust 2013-1	3.950%	5/15/2027	278,965	264,668
Valmont Industries, Inc.	5.250%	10/1/2054	636,800	694,158
				958,826
Information Technology - 3.15%
HP, Inc.	6.000%	9/15/2041	665,600	776,245

Materials - 6.67%
Freeport-McMoran, Inc.	5.450%	3/15/2043	722,000	807,738
Olin Corp.	5.000%	2/1/2030	845,200	832,522
				1,640,260

Total Corporate Bonds (Cost $7,051,249)				6,232,030

PREFERRED STOCKS - 41.49%
Business Services - 2.79%	Interest Rate		Shares
Seapeak LLC	8.500%		27,189	685,163

Communication Services - 0.54%
Chicken Soup for the Soul Entertainment	9.750%		5,310	133,016

Energy - 3.01%
Scorpio Tankers, Inc.	7.000%		29,980	739,936

Financials - 21.24%
Annaly Capital Management, Inc.	6.750%		25,214	623,290
Athene Holdings Ltd.	6.350%		11,396	301,538
Compass Diversified Holdings, Inc.	7.875%		24,389	615,334
Compass Diversified Holdings, Inc.	7.875%		20,967	543,255
Dime Community Bancs	5.500%		25,968	620,895
Dynex Capital, Inc.	6.900%		22,888	570,140
Farmer Mac	5.250%		22,917	536,258
Invesco Mortgage Capital, Inc.	7.750%		29,945	711,194
KKR Real Estate Finance Trust, Inc.	6.500%		28,812	703,013
				5,224,917
Industrials - 1.67%
Costamare, Inc.	8.875%		15,421	410,507
				(Continued)

Trajan Wealth Income Opportunities ETF

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2022
	Interest Rate	Shares	Value (Note 1)

PREFERRED STOCKS - Continued

Information Technology - 2.90%
HP, Inc.	6.000%	29,288	$711,405

Real Estate - 9.35%
Arbor Realty Trust	6.250%	27,817	686,802
Pebblebrook Hotel Trust	6.375%	22,726	561,332
Plymouth Industrial REIT, Inc.	7.500%	14,924	378,771
Summit Hotel Properties, Inc.	6.250%	27,423	674,057
			2,300,962

Total Preferred Stocks (Cost 10,694,819)			10,205,906

SHORT-TERM INVESTMENT - 3.67%
Dreyfus Treasury Securities Cash Management Fund -
Institutional Class, 0.01% §		901,719	901,719

Total Short-Term Investment (Cost $901,719)			901,719

Investments, at Value (Cost $25,079,936) - 99.68%			24,521,142

Other Assets Less Liabilities - 0.32%			79,525

Net Assets - 100%			$24,600,667

§ Represents 7 day effective yield
The following acronyms or abbreviations are used in this schedule of investments:
PLC - Public Limited Company	LP - Limited Partnership
LLC - Limited Liability Company	REIT - Real Estate Investment Trust

			(Continued)

Trajan Wealth Income Opportunities ETF
Schedule of Investments - Continued
(Unaudited)

As of March 31, 2022

Summary of Investments
by Sector	% of Net
	Assets	Value
Common Stocks:
Consumer Discretionary	1.89%	$464,464
Consumer Staples	3.87%	953,272
Energy	3.99%	981,640
Financials	3.95%	970,550
Health Care	1.94%	476,667
Industrials	1.85%	456,108
Information Technology	1.66%	408,326
Materials	1.95%	479,773
Real Estate	4.23%	1,041,181
Utilities	3.86%	949,506
Corporate Bonds:
Communication Services	2.86%	703,269
Energy	6.11%	1,503,977
Health Care	2.64%	649,453
Industrials	3.90%	958,826
Information Technology	3.15%	776,245
Materials	6.67%	1,640,260
Preferred Stocks:
Business Services	2.79%	685,163
Communication Services	0.54%	133,016
Energy	3.01%	739,936
Financials	21.24%	5,224,917
Industrials	1.67%	410,507
Information Technology	2.89%	711,405
Real Estate	9.35%	2,300,962
Short-Term Investment	3.67%	901,719
Other Assets Less Liabilities	0.32%	79,525
Total Net Assets	100.00%	$24,600,667

See Notes to Financial Statements

Trajan Wealth Income Opportunities ETF

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2022

Assets:
Investments, at value (cost $25,079,936)	$24,521,142
Receivables:
Interest and dividends	143,967
Prepaid Expenses:
Registration and filing expenses	857
Compliance fees	776

Total assets	24,666,742

Liabilities:
Due to custodian	33,665
Accrued expenses:
Custody fees	12,045
Shareholder fulfillment expenses	7,466
Professional fees	4,098
Trustee fees and meeting expenses	3,488
Advisory fee	2,195
Security pricing fees	965
Transfer agent fees	765
Administration fees	749
Miscellaneous reporting fees	443
Insurance fees	137
Fund accounting fees	59

Total liabilities	66,075

Total Net Assets	$24,600,667

Net Assets Consist of:
Paid in Capital	$25,128,381
Accumulated Deficit	(527,714)

Total Net Assets	$24,600,667
Shares Outstanding, no par value (unlimited authorized shares)	2,460,000
Net Asset Value, Offering Price, and Redemption Price Per Share	$10.00

See Notes to Financial Statements

Trajan Wealth Income Opportunities ETF

Statement of Operations
(Unaudited)

For the fiscal period ended March 31, 2022

Investment Income:
Interest	$127,213
Dividends	463,030

Total Investment Income	590,243

Expenses:
Advisory fees (note 2)	65,564
Professional fees	15,922
Administration fees (note 2)	13,832
Shareholder fulfillment fees (note 2)	12,378
Fund accounting fees (note 2)	11,202
Custody fees (note 2)	10,192
Compliance fees (note 2)	9,004
Transfer agent fees (note 2)	5,096
Trustee fees (note 3)	4,069
Pricing fees	2,912
Miscellaneous reporting expenses (note 2)	2,184
Insurance fees	1,820
Registration and filing expenses	1,223

Total Expenses	155,398

Expenses waived by the Sub-Advisor (note 2)	(54,072)

Net Expenses	101,326

Net Investment Income	488,916

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions	25,425
Net change in unrealized depreciation on investments	(457,298)

Net Realized and Unrealized Loss on Investments	(431,873)

Net Increase in Net Assets Resulting from Operations	$57,043

See Notes to Financial Statements

Trajan Wealth Income Opportunities ETF

Statements of Changes in Net Assets
	March 31,	September 30,
For the fiscal periods ended	2022 (a)	2021 (b)

Operations:
Net investment income	$ 488,916	$ 201,947
Net realized gain (loss) from investment transactions	25,425	(45,159)
Net change in unrealized depreciation on investments	(457,298)	(101,496)

Net Increase in Net Assets Resulting from Operations	57,043	55,292

Distributions to Investors:	(443,099)	(196,950)

Decrease from Distributions to Investors	(443,099)	(196,950)

Beneficial Interest Transactions:
Shares sold	3,227,733	22,396,351
Shares repurchased	(495,703)	-

Net Increase from Beneficial Interest Transactions	2,732,030	22,396,351

Net Increase in Net Assets	2,345,974	22,254,693

Net Assets:
Beginning of period	22,254,693	-
End of period	$ 24,600,667	$ 22,254,693

Share Information:
Shares Sold	320,000	2,190,000
Shares Repurchased	(50,000)	-
Net Increase in Shares of Beneficial Interest	270,000	2,190,000

(a) Unaudited.
(b)	For the period from March 31, 2021 (Commencement of Operations) through September 30, 2021.

See Notes to Financial Statements

Trajan Wealth Income Opportunities ETF

Financial Highlights

For a share outstanding during	March 31,		September 30,
each of the fiscal periods ended	2022	(e)	2021	(f)

Net Asset Value, Beginning of Period	$ 10.16		$ 10.00

Income (Loss) from Investment Operations:
Net investment income	0.21		0.14
Net realized and unrealized gain (loss) on investments (d)	(0.18)		0.16

Total from Investment Operations	0.03		0.30

Distributions to Investors:
From net investment income	(0.19)		(0.14)

Total from Distributions to Investors	(0.19)		(0.14)

Net Asset Value, End of Period	$ 10.00		$ 10.16

Total Return	0.31%	(b)	2.99%	(b)

Net Assets, End of Period (in thousands)	$ 24,601		$ 22,255

Ratios of:
Gross Expenses to Average Net Assets (c)	1.75%	(a)	2.71%	(a)
Net Expenses to Average Net Assets (c)	0.85%	(a)	0.85%	(a)
Net Investment Income to Average Net Assets	4.10%	(a)	4.28%	(a)

Portfolio turnover rate	15.05%	(b)	12.90%	(b)

(a) Annualized.
(b) Not annualized.
(c)	The expense ratios listed reflect total expenses prior to any waivers (gross expense ratio) and after any waivers (net expense ratio).
(d)
The amount of realized and unrealized gain per share does not accord with the amounts reported in the Statement of Operations due to the timing of the Fund share creations in relation to fluctuating market values during the period.

(e) Unaudited.
(f)	For the period from March 31, 2021 (Commencement of Operations) through September 30, 2021.

See Notes to Financial Statements

Trajan Wealth Income Opportunities ETF

Notes to Financial Statements (Unaudited)

As of March 31, 2022

1.  Organization and Significant Accounting Policies

The Trajan Wealth Income Opportunities ETF, an actively managed exchange-traded fund (the “ETF”), is a non-diversified series of the Spinnaker ETF Series (the “Trust”). The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The ETF commenced operations on March 31, 2021. The investment objective of the ETF is to seek to provide current income, conservation of principal, and the opportunity for limited capital appreciation.  The ETF seeks to achieve its investment objective by investing in a combination of domestic preferred securities, income producing fixed income securities, and income producing common stocks.
The Trust will issue and redeem shares at Net Asset Value (“NAV”) only in a large, specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 10,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the ETF. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”).  Individual shares of the ETF may only be purchased and sold in secondary market transactions through brokers. Shares of the ETF are listed for trading on NYSE Arca under the trading symbol TWIO, and because shares will trade at market prices rather than NAV, shares of the ETF may trade at a price greater than or less than NAV.

Creation Transaction Fees
A fixed creation transaction fee of $500 per transaction (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation units purchased in the transactions.  An additional variable charge for cash creations or partial cash creations may also be imposed to compensate the ETF for the costs associated with buying the applicable securities. The price for each Creation Unit will equal the ETF’s daily NAV per share times the number of Shares in a Creation Unit plus the Creation Transaction Fees, and, if applicable, any transfer taxes.

The following is a summary of significant accounting policies consistently followed by the ETF.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The ETF follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

Investment Valuation
The ETF’s investments in securities are carried at market value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean of the most recent bid and ask prices. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the ETF’s net asset value calculation) or which cannot be accurately valued using the ETF’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Board” or the “Trustees”).  A security’s “fair value” price may differ from the price next available for that security using the ETF’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

With respect to any portion of an ETF's assets that may be invested in other mutual funds, the value of the ETF's shares is based on the NAV of the shares of the other mutual funds in which the ETF invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent the ETF invests a portion of its assets in non-registered investment vehicles, the ETF's shares in the non-registered vehicles are fair valued at NAV.

(Continued)

Trajan Wealth Income Opportunities ETF

Notes to Financial Statements (Unaudited)

As of March 31, 2022

With respect to an ETF's assets invested directly in securities, the ETF's investments are generally valued at current market prices. Equity securities, debt securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities and debt securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.

Fair Value Measurement
Various inputs are used in determining the value of the ETF's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the ETF’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2022 for the ETF’s assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Common Stocks*	$7,181,487	$7,181,487	$-	$-
Corporate Bonds*	6,232,030	-	6,232,030	-
Preferred Stocks*	10,205,906	10,205,906	-	-
Short-Term Investment	901,719	901,719	-	-
Total Assets	$24,521,142	$18,289,112	$6,232,030	$-

*Refer to the Schedule of Investments for a breakdown by Industry.
(a) The ETF did not hold any Level 3 securities during the period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income and expense are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The ETF bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

(Continued)

Trajan Wealth Income Opportunities ETF

Notes to Financial Statements (Unaudited)

As of March 31, 2022

Distributions
The ETF may declare and distribute dividends from net investment income, if any, quarterly.  The ETF generally declares and distributes capital gains, if any, annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Advisor and Sub-Advisor
The ETF pays a monthly advisory fee to OBP Capital, LLC (the “Advisor”) calculated at the annual rate of 0.55% of the ETF’s average daily net assets.

The Advisor has engaged Trajan Wealth, LLC as the sub-advisor of the ETF (the “Sub-Advisor”) to provide day to day portfolio management of the ETF.  The Advisor pays a monthly fee to the Sub-Advisor calculated at the annual rate of 0.45% of the ETF’s average daily net assets.  The Sub-Advisor is paid directly by the Advisor out of the advisory fees disclosed above.

The ETF and the Sub-Advisor have entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the ETF, under which the Sub-Advisor has agreed to waive or reduce its fees and to assume other expenses of the ETF, if necessary, in amounts that limit the ETF’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of ETF officers and Trustees and contractual indemnification of ETF service providers (other than the Adviser or Sub-Adviser)) to not more than 0.85% of the average daily net assets of the ETF. The current term of the Expense Limitation Agreement is through December 31, 2022.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

For the fiscal period ended March 31, 2022, the Advisor earned $11,493 in net advisory fees after payment of the sub-advisor fee.

For the fiscal period ended March 31, 2022, the Sub-Advisor earned $54,072 in sub-advisory fees, all of which were waived.

Administrator
The ETF pays a monthly fee to the ETF’s administrator, The Nottingham Company (the “Administrator”), based upon the average daily net assets of the ETF and calculated at the annual rates as shown in the schedule below, which is subject to a minimum of $1,667 per month.

(Continued)

Trajan Wealth Income Opportunities ETF

Notes to Financial Statements (Unaudited)

As of March 31, 2022

A breakdown of these fees is provided in the following table:

Net Assets	Annual Fee
On the first $250 million	0.070%
On the next $250 million	0.060%
On the next $500 million	0.040%
On all assets over $1 billion	0.035%

A breakdown of the Fund Accounting Fee schedule is as follows:

Base Fee	Asset-Based Fee
$1,667 per month minimum	1 basis point (0.01%) per year

The ETF incurred $13,832 in administration fees and $11,202 in fund accounting fees for the fiscal period ended March 31, 2022.

Compliance Services
The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer.  The Nottingham Company, Inc. is entitled to receive customary fees from the ETF for its services pursuant to the Compliance Services Agreement with the ETF.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the ETF.  For its services, the Transfer Agent is entitled to receive compensation from the ETF pursuant to the Transfer Agent’s fee arrangements with the ETF.  The ETF incurred $5,044 in transfer agent fees during the fiscal period ended March 31, 2022.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the ETF’s principal underwriter and distributor. The Distributor receives $6,500 per year paid in monthly installments for services provided and expenses assumed.  Additional expenses may be incurred for processing fees during the year.  This expense is included in the shareholder fulfillment expenses on the Statement of Operations.

The ETF monthly website fees and New York Stock Exchange fees are also included in the shareholder fulfillment expenses on the Statement of Operations.

3.	Trustees and Officers

The Board is responsible for the management and supervision of the ETF.  The Trustees approve all significant agreements between the Trust, on behalf of the ETF, and those companies that furnish services to the ETF; review performance of the Advisor and the ETF; and oversee activities of the ETF.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive $5,000 per year payable quarterly and $2,000 per series in the Trust. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board.

Certain officers of the Trust may also be officers of the Advisor or the Administrator.

(Continued)

Trajan Wealth Income Opportunities ETF

Notes to Financial Statements (Unaudited)

As of March 31, 2022

4.	Purchases and Sales of Investment Securities

For the fiscal period ended March 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities and securities sold short) were as follows:

Purchases of Securities	Proceeds from Sales
$6,881,960	$3,578,702

Cost from Purchases In-Kind	Proceeds from Redemptions In-Kind
$1,234,688	$ -

5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed the ETF’s tax positions to be taken on the federal income tax returns for the initial period ended September 30, 2021, and through the fiscal period ended March 31, 2022, and determined that the ETF does not have a liability for uncertain tax positions.  The ETF recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal period ended March 31, 2022, the ETF did not incur any interest or penalties.

Distributions during the periods ended were characterized for tax purposes as follows:

	March 31, 2022	September 30, 2021
Ordinary Income	$443,099	$196,950
Capital Gains	-	-
Total Distributions	$443,099	$196,950

At March 31, 2022, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$25,079,936

Gross Unrealized Appreciation	$ 850,899
Gross Unrealized Depreciation	(1,409,693)
Net Unrealized Depreciation	$ (558,794)

(Continued)

Trajan Wealth Income Opportunities ETF

Notes to Financial Statements (Unaudited)

As of March 31, 2022

6.   Concentration of Risk

At various times, the ETF may have cash, cash collateral, and due from broker balances that exceed federally insured limits. It is the opinion of management that the solvency of the financial institutions is not of a particular concern at this time.

7.   Principal Risks

Preferred Securities Risk. Investing in preferred securities involves the following risks: (i) certain preferred securities contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred securities may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the ETF may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred securities are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; (iv) preferred securities may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities; and (v) preferred securities may have a negative yield to call (negative return the ETF receives if the security is held until the call date), which could result in losses for the ETF and its shareholders if an issuer elects to call the security.
Financial Companies Risk. Financial companies, such as retail and commercial banks, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans), competition from new entrants and blurred distinctions in their fields of business.
Energy Companies Risk. Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Markets for various energy-related commodities can have significant volatility and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reservices. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events, and economic conditions. These companies may be at risk for environmental damage claims.
Healthcare Companies Risk. The profitability of companies in the healthcare sector, as traditionally defined, including healthcare equipment and services companies, may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent production, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting and may be thinly capitalized and susceptible to product obsolescence.
Fixed Income Risk. When the ETF invests in fixed income securities, the value of your investment in the ETF will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the ETF. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the ETF later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the ETF, possibly causing the ETF's share price and total return to be reduced and fluctuate more than other types of investments.
Junk Bond Risk. The ETF may invest in junk bonds that are considered speculative. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations and may be less liquid than higher-rated bonds. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.
(Continued)

Trajan Wealth Income Opportunities ETF

Notes to Financial Statements (Unaudited)

As of March 31, 2022
Small and Mid-Cap Securities Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.
Nano and Micro-Cap Securities Risk. Nano and micro capitalization companies may be newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with those investments are generally greater than those associated with investments in the securities of larger, more established companies. This may cause the ETF’s net asset value to be more volatile when compared to investment companies that focus only on large capitalization companies.
REIT Risk. REITs typically own and operate income-producing real estate, such as residential or commercial buildings, or real estate related assets, including mortgages. As a result, investments in REITs are subject to the risks associated with investing in real estate, which may include, but are not limited to: fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate sector. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. REITs may have also a relatively small market capitalization which may result in their shares experiencing less market liquidity and greater price volatility than larger companies. Increases in interest rates typically lower the present value of a REIT's future earnings stream and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the ETF will generally decline when investors anticipate or experience rising interest rates.
U.S. Government Securities Risk. Debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.
Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these debt securities to fall. Rising interest rates tend to extend the duration of debt securities, making their market value more sensitive to changes in interest rates. The value of longer-term debt securities generally changes more in response to changes in interest rates than shorter-term debt securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
Call/Prepayment Risk. During periods of falling interest rates, an issuer of a callable bond held by the ETF may “call” or repay the security before its stated maturity. This may cause the ETF to reinvest the proceeds in securities with lower yields, resulting in a decline in the ETF’s income.
Credit/Default Risk. Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement, or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social, or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the ETF’s income and Share price.
Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the ETF’s assets and distributions may decline.
Interest Rate Risk. As interest rates rise, the value of fixed income securities held by the ETF are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Interest rates in the United States are near historic lows, which may increase the ETF's exposure to risks associated with rising rates. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy (including the Federal Reserve ending its “quantitative easing” policy of purchasing large quantities of securities issued or guaranteed by the U.S. government), rising inflation, and changes in general economic conditions. Interest rate changes can be sudden and unpredictable. Moreover, rising interest rates may lead to decreased liquidity in the bond markets, making it more difficult for the ETF to value or sell some or all its bond investments at any given time.

(Continued)

Trajan Wealth Income Opportunities ETF

Notes to Financial Statements (Unaudited)

As of March 31, 2022
Changes in interest rates may also affect the ETF’s share price; for example, a sharp rise in interest rates could cause the ETF’s share price to fall. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Duration is an estimate of a security’s sensitivity to changes in prevailing interest rates that is based on certain factors that may prove to be incorrect. It is therefore not an exact measurement and may not be able to reliably predict a security’s price sensitivity to changes in interest rates.
Sector Risk. The ETF may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the ETF's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.
COVID-19 and Other Infectious Illnesses Risk. The outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many countries or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. As such, issuers of debt securities with operations, productions, offices, and/or personnel in (or other exposure to) areas affected with the virus may experience significant disruptions to their business and/or holdings.  The potential impact on the credit markets may include market illiquidity, defaults and bankruptcies, among other consequences, particularly on issuers in the airline, travel and leisure and retail sectors.  The extent to which COVID-19 will affect the ETF, the ETF’s service providers’ and/or issuer’s operations and results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 and the actions taken to contain COVID-19. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the ETF invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the ETF’s investments may be negatively affected by such events. If there is a significant decline in the value of the ETF’s portfolio, this may impact the ETF’s asset coverage levels for certain kinds of derivatives and other portfolio transactions. The duration of the COVID-19 outbreak and its impact on the global economy cannot be determined with certainty.
Asset Class Risk. Securities and other assets in the ETF’s portfolio may underperform in comparison to the general financial markets, a particular financial market, or other asset classes.
Non-Diversification Risk. The ETF may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the ETF’s performance may depend on the performance of a small number of issuers.
Valuation Risk. Unlike publicly traded securities that trade on national securities exchanges, there is no central place or exchange for trading most debt securities. Debt securities generally trade on an “over-the-counter” market. Due to the lack of centralized information and trading, the valuation of debt securities may carry more uncertainty and risk than that of publicly traded securities. Accordingly, determinations of the fair value of debt securities may be based on infrequent and dated information. Also, because the available information is less reliable and more subjective, elements of judgment may play a greater role in valuation of debt securities than for other types of securities.

8.  Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the ETF.  In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the ETF, and others that provide for general indemnifications.  The ETF’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the ETF.  The ETF expects risk of loss to be remote.

(Continued)

Trajan Wealth Income Opportunities ETF

Notes to Financial Statements (Unaudited)

As of March 31, 2022

9.  Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Trajan Wealth Income Opportunities ETF

Additional Information (Unaudited)

As of March 31, 2022

1.	Proxy Voting Policies and Voting Record

Copies of the Advisor’s and Sub-Advisor’s Proxy Voting Policies and Procedures are included as Appendix A to the ETF’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the ETF voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available (1) without charge, upon request, by calling the ETF at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The ETF files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The ETF’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.  You may also obtain copies without charge, upon request, by calling the ETF at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of the ETF’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the ETF’s fiscal period ended March 31, 2022.

During the fiscal period, the ETF paid $443,099 in income distributions but no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the ETF, you incur ongoing costs, including management fees and other ETF expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the ETF and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the fiscal period from October 1, 2021 through March 31, 2022.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the ETF’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ETF’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ETF and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

Trajan Wealth Income Opportunities ETF

Additional Information (Unaudited)

As of March 31, 2022

	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,003.10	$4.24
	$1,000.00	$1,020.69	$4.28
*Expenses are equal to the average account value over the period multiplied by the ETF’s annualized expense ratio of 0.85%, multiplied by 181 days in the period divided by the number of days in the fiscal year (to reflect the initial period).

Trajan Wealth Income Opportunities ETF
is a series of
Spinnaker ETF Series

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Nottingham Shareholder Services	OBP Capital, LLC
116 South Franklin Street	116 South Franklin Street
Post Office Box 69	Rocky Mount, North Carolina 27804
Rocky Mount, North Carolina 27802-0069

Telephone: 800-773-3863 World Wide Web @: ncfunds.com	Telephone: 800-773-3863 World Wide Web @: trajanwealthetf.com

(b) Not applicable.

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.	CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

/s/ Katherine M. Honey
Date: June 8, 2022	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: June 8, 2022	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley H. Lanham
Date: June 8, 2022	Ashley H. Lanham Treasurer, Principal Accounting Officer, and Principal Financial Officer